Due From Related Party	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Due From Related Party

NOTE 3 – DUE FROM RELATED PARTY

During the six months ended June 30, 2017, the Company consummated a private placement as a result of which $212,621 was raised through the purchase of restricted shares of the Company’s common stock by third party investors. At the time of the private placement, the Company did not have a bank account open in its name. The proceeds from the private placement were held in an account owned by EverythingAmped, Inc., a private company owned by David Boulette, the Company’s CEO. In addition, all expenses of the Company from January 1, 2017 through May 11, 2017, in the amount of $139,847 (comprised of $55,197 in general and administrative expenses and $84,650 in capitalized website development), were paid out of funds held in this account. On May 4, 2017, the Company opened a bank account and on May 12, 2017 a net total of $72,774 was transferred from the EverythingAmped bank account into the Company’s bank account. All expenses from May 12, 2017 forward will be paid from the Company’s bank account.